October 13, 2009

United States
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Ladies and Gentlemen:

Enclosed please find the Form 8-K/A which amends the Current Report on Form 8-K on October 5, 2009 to include all of the information required by Item 304 of Regulation S-K. Also included as Exhibit 16 is a letter from our former auditors addressing the revised disclosures.

EFP Rotenberg LLP succeeds Rotenberg and Company LLP as Microwave Filter Company's certifying accountant. EFP Rotenberg LLP is currently registered with the PCAOB.

Microwave Filter Company, Inc. (the "Company") acknowledges:

  . the Company is responsible for the adequacy and accuracy of the disclosure in the filings:

  . staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

  . the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments regarding this filing, I can be reached at (315) 438-4758.

Sincerely,

Richard Jones
Chief Financial Officer
Microwave Filter Company, Inc.